NET TRADING INCOME	12 Months Ended
Dec. 31, 2019
Disclosure of trading income (expense) [text block] [Abstract]
Disclosure of trading income (expense) [text block]

NOTE 7: NET TRADING INCOME

	2019	2018	2017
	£m	£m	£m
Foreign exchange translation (losses) gains	(255)	342	(174)
Gains on foreign exchange trading transactions	677	580	517
Total foreign exchange	422	922	343
Investment property (losses) gains (note 27)	(108)	139	230
Securities and other gains (losses) (see below)	17,974	(4,937)	11,244
Net trading income	18,288	(3,876)	11,817

Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss as follows:

	2019	2018	2017
	£m	£m	£m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	120	(8)	404
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	3,509	(26)	1,122
Equity shares	14,559	(4,747)	9,862
	18,188	(4,781)	11,388
Net (expense) income arising on assets and liabilities designated at fair value through profit or loss	(214)	(156)	(144)
Securities and other gains	17,974	(4,937)	11,244